Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2017